Share-based compensation - Weighted Average Assumptions of Stock Options Granted (Details) - year	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Share Based Payment Arrangements [Abstract]
Expected volatility	59.83%	63.64%
Risk-free interest rate	3.79%	3.85%
Expected option life	3.84	3.8
Expected dividend yield	0.00%	0.00%
Forfeiture rate	29.59%	29.53%